ACQUISITIONS - Schedule of Business Acquisition, Pro Forma Information (Details) - MaxDelivery LLC - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma net revenue	$ 189,283,099	$ 202,341,157
Pro forma net loss	$ (69,103,687)	$ (34,429,058)